CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net income	$ 216,647	$ 181,652	$ 193,942
Defined benefit pension plans:
Net actuarial loss	(54,026)	(15,524)	(32,701)
Amortization of prior service cost	966	1,015	828
Amortization of net actuarial loss	17,766	25,549	15,776
Prior service cost	(1,426)	0	0
Regulatory adjustment	28,077	(6,257)	12,590
Net defined benefit pension plans	(8,643)	4,783	(3,507)
Forward-starting interest rate swaps (“FSIRS”):
Amounts reclassified into net income	2,541	2,541	2,073
Net forward-starting interest rate swaps	2,541	2,541	2,073
Foreign currency translation adjustments	2,038	(3,010)	1,771
Total other comprehensive income (loss), net of tax	(4,064)	4,314	337
Comprehensive income	212,583	185,966	194,279
Comprehensive income (loss) attributable to noncontrolling interests	2,711	(625)	112
Comprehensive income attributable to Southwest Gas Holdings, Inc.	209,872	186,591	194,167
Southwest Gas Corporation
Net income	163,171	138,842	156,818
Defined benefit pension plans:
Net actuarial loss	(54,026)	(15,524)	(32,701)
Amortization of prior service cost	966	1,015	828
Amortization of net actuarial loss	17,766	25,549	15,776
Prior service cost	(1,426)	0	0
Regulatory adjustment	28,077	(6,257)	12,590
Net defined benefit pension plans	(8,643)	4,783	(3,507)
Forward-starting interest rate swaps (“FSIRS”):
Amounts reclassified into net income	2,541	2,541	2,073
Net forward-starting interest rate swaps	2,541	2,541	2,073
Total other comprehensive income (loss), net of tax	(6,102)	7,324	(1,434)
Comprehensive income	$ 157,069	$ 146,166	$ 155,384